Fair value of financial assets and liabilities - Fair value hierarchy of financial assets and liabilities measured at fair value (Details) $ in Thousands, ₩ in Millions		12 Months Ended
		Dec. 31, 2024 KRW (₩)	Dec. 31, 2023 KRW (₩)	Dec. 31, 2024 USD ($)
Fair value of financial instruments measured at fair value [Line Items]
Description of level of fair value hierarchy within which fair value measurement is categorised		The fair value measurement is described in the one of the following three levels used to classify fair value measurements: • Level 1—fair value measurements are those derived from quoted prices (unadjusted) in active markets for identical assets or liabilities. The types of financial assets or liabilities generally included in Level 1 are publicly traded equity securities, derivatives, and debt securities issued by governmental bodies. • Level 2—fair value measurements are those derived from inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly (i.e. prices) or indirectly (i.e. derived from prices). The types of financial assets or liabilities generally included in Level 2 are debt securities not traded in active markets and derivatives traded in OTC but not required significant judgment. • Level 3—fair value measurements are those derived from valuation technique that include inputs for the assets or liabilities that are not based on observable market data (unobservable inputs). The types of financial assets or liabilities generally included in Level 3 are non-public securities and derivatives and debt securities of which valuation techniques require significant judgments and subjectivity. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, the level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The Group’s assessment of the significance of a particular input to a fair value measurement in its entirety requires judgment and consideration of inherent factors of the asset or liability.	The fair value measurement is described in the one of the following three levels used to classify fair value measurements: • Level 1—fair value measurements are those derived from quoted prices (unadjusted) in active markets for identical assets or liabilities. The types of financial assets or liabilities generally included in Level 1 are publicly traded equity securities, derivatives, and debt securities issued by governmental bodies. • Level 2—fair value measurements are those derived from inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly (i.e. prices) or indirectly (i.e. derived from prices). The types of financial assets or liabilities generally included in Level 2 are debt securities not traded in active markets and derivatives traded in OTC but not required significant judgment. • Level 3—fair value measurements are those derived from valuation technique that include inputs for the assets or liabilities that are not based on observable market data (unobservable inputs). The types of financial assets or liabilities generally included in Level 3 are non-public securities and derivatives and debt securities of which valuation techniques require significant judgments and subjectivity. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, the level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The Group’s assessment of the significance of a particular input to a fair value measurement in its entirety requires judgment and consideration of inherent factors of the asset or liability.
Financial assets at fair value through profit or loss ("FVTPL")		₩ 25,202,672	₩ 21,544,756	$ 17,051,876
Financial assets at FVTOCI		43,797,745	37,891,495	29,633,116
Derivative assets (designated for hedging)		175,191	26,708	118,532
Total		69,175,608	59,462,959
Financial liabilities at fair value through profit or loss [abstract]
Financial liabilities at fair value through profit or loss measured at fair value		9,348,781	6,138,313
Deposits due to customers		547,816	0
Derivative liabilities (designated for hedging)		102,815	153,007	$ 69,564
Total		₩ 9,999,412	₩ 6,291,320
Description of valuation processes used in fair value measurement assets		Financial assets and liabilities at FVTPL, financial liabilities at FVTPL designated as upon initial recognition, financial assets at FVTOCI, and derivative assets and liabilities are recognized at fair value. Fair value is the amount that would be received to sell an asset, or paid to transfer a liability, in an orderly transaction between market participants at the measurement date.	Financial assets and liabilities at FVTPL, financial liabilities at FVTPL designated as upon initial recognition, financial assets at FVTOCI, and derivative assets and liabilities are recognized at fair value. Fair value is the amount that would be received to sell an asset, or paid to transfer a liability, in an orderly transaction between market participants at the measurement date.
Description of valuation processes used in fair value measurement liabilities		Financial assets and liabilities at FVTPL, financial liabilities at FVTPL designated as upon initial recognition, financial assets at FVTOCI, and derivative assets and liabilities are recognized at fair value. Fair value is the amount that would be received to sell an asset, or paid to transfer a liability, in an orderly transaction between market participants at the measurement date.	Financial assets and liabilities at FVTPL, financial liabilities at FVTPL designated as upon initial recognition, financial assets at FVTOCI, and derivative assets and liabilities are recognized at fair value. Fair value is the amount that would be received to sell an asset, or paid to transfer a liability, in an orderly transaction between market participants at the measurement date.
Description of methods used to develop and substantiate unobservable inputs used in fair value measurement, assets		Fair value of financial assets and liabilities classified into Level 3 is measured by the Group using its own valuation methods or using external specialists. Unobservable inputs used in the fair value measurements are produced by the internal system of the Group and the appropriateness of inputs is reviewed regularly.	Fair value of financial assets and liabilities classified into Level 3 is measured by the Group using its own valuation methods or using external specialists. Unobservable inputs used in the fair value measurements are produced by the internal system of the Group and the appropriateness of inputs is reviewed regularly.
Description of methods used to develop and substantiate unobservable inputs used in fair value measurement, liabilities		Fair value of financial assets and liabilities classified into Level 3 is measured by the Group using its own valuation methods or using external specialists. Unobservable inputs used in the fair value measurements are produced by the internal system of the Group and the appropriateness of inputs is reviewed regularly.	Fair value of financial assets and liabilities classified into Level 3 is measured by the Group using its own valuation methods or using external specialists. Unobservable inputs used in the fair value measurements are produced by the internal system of the Group and the appropriateness of inputs is reviewed regularly.
Deposits
Fair value of financial instruments measured at fair value [Line Items]
Financial assets at fair value through profit or loss ("FVTPL")		₩ 73,951	₩ 39,241
Deposits | Level 1
Fair value of financial instruments measured at fair value [Line Items]
Financial assets at fair value through profit or loss ("FVTPL")	[1]	₩ 73,951	₩ 39,241
Financial liabilities at fair value through profit or loss [abstract]
Description of reasons for transfers out of Level 2 into Level 1 of fair value hierarchy, assets		There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.	There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.
Deposits | Level 2
Fair value of financial instruments measured at fair value [Line Items]
Financial assets at fair value through profit or loss ("FVTPL")	[1]	₩ 0	₩ 0
Financial liabilities at fair value through profit or loss [abstract]
Description of reasons for transfers out of Level 2 into Level 1 of fair value hierarchy, assets		There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.	There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.
Deposits | Level 3
Fair value of financial instruments measured at fair value [Line Items]
Financial assets at fair value through profit or loss ("FVTPL")		₩ 0	₩ 0
Debt securities
Fair value of financial instruments measured at fair value [Line Items]
Financial assets at fair value through profit or loss ("FVTPL")		6,801,288	6,307,238
Debt securities | Level 1
Fair value of financial instruments measured at fair value [Line Items]
Financial assets at fair value through profit or loss ("FVTPL")	[1]	₩ 4,304,048	₩ 4,414,956
Financial liabilities at fair value through profit or loss [abstract]
Description of reasons for transfers out of Level 2 into Level 1 of fair value hierarchy, assets		There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.	There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.
Debt securities | Level 2
Fair value of financial instruments measured at fair value [Line Items]
Financial assets at fair value through profit or loss ("FVTPL")	[1]	₩ 2,489,883	₩ 1,888,052
Financial liabilities at fair value through profit or loss [abstract]
Description of reasons for transfers out of Level 2 into Level 1 of fair value hierarchy, assets		There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.	There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.
Fair value measurement methods		Fair value is measured by discounting the future cash flows of debt securities applying the risk-free market rate with credit spread or applying the market interest rate applied to entities with similar creditworthiness to the issuer of debt securities.	Fair value is measured by discounting the future cash flows of debt securities applying the risk-free market rate with credit spread or applying the market interest rate applied to entities with similar creditworthiness to the issuer of debt securities.
Input variables		Risk-free market rate, credit spread	Risk-free market rate, credit spread
Debt securities | Level 3
Fair value of financial instruments measured at fair value [Line Items]
Financial assets at fair value through profit or loss ("FVTPL")		₩ 7,357	₩ 4,230
Equity securities
Fair value of financial instruments measured at fair value [Line Items]
Financial assets at fair value through profit or loss ("FVTPL")		421,313	421,989
Equity securities | Level 1
Fair value of financial instruments measured at fair value [Line Items]
Financial assets at fair value through profit or loss ("FVTPL")	[1]	₩ 22,414	₩ 68,691
Financial liabilities at fair value through profit or loss [abstract]
Description of reasons for transfers out of Level 2 into Level 1 of fair value hierarchy, assets		There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.	There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.
Equity securities | Level 2
Fair value of financial instruments measured at fair value [Line Items]
Financial assets at fair value through profit or loss ("FVTPL")	[1]	₩ 0	₩ 19
Financial liabilities at fair value through profit or loss [abstract]
Description of reasons for transfers out of Level 2 into Level 1 of fair value hierarchy, assets		There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.	There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.
Fair value measurement methods		Fair value is measured by using the net asset value method, FCFE(Free Cash Flow to Equity Mode), Comparable Company Analysis, Dividend Discount Model, Risk-adjusted Rate of Return Method, LSMC(Least-Squares Monte Carlo), and Hull-White model.	Fair value is measured by using the net asset value method, FCFE(Free Cash Flow to Equity Mode), Comparable Company Analysis, Dividend Discount Model, Risk-adjusted Rate of Return Method, LSMC(Least-Squares Monte Carlo), and Hull-White model.
Input variables		Values of underlying assets such as bond, risk-free market rate, market risk premium, corporate Beta, discount rate originated from credit grade, volatility of stocks , volatility of interest rate	Values of underlying assets such as bond, risk-free market rate, market risk premium, corporate Beta, discount rate originated from credit grade, volatility of stocks , volatility of interest rate
Equity securities | Level 3
Fair value of financial instruments measured at fair value [Line Items]
Financial assets at fair value through profit or loss ("FVTPL")		₩ 398,899	₩ 353,279
Financial liabilities at fair value through profit or loss [abstract]
Fair value measurement methods		Among DCF (Discounted Cash Flow) Model, FCFE (Free Cash Flow to Equity) Model, Comparable Company Analysis, Dividend Discount Model, Risk-adjusted Rate of Return Method, Net Asset Value Method, LSMC, Binomial Tree Model, Hull-White and Precedent Transactions model, one or more methods are used given the characteristic of the subject of fair value measurement.	Among DCF (Discounted Cash Flow) Model, FCFE (Free Cash Flow to Equity) Model, Comparable Company Analysis, Dividend Discount Model, Risk-adjusted Rate of Return Method, Net Asset Value Method, LSMC, Binomial Tree Model, Hull-White and Precedent Transactions model, one or more methods are used given the characteristic of the subject of fair value measurement.
Input variables		Risk-free market rate, market risk premium, corporate Beta, stock prices, volatility of underlying asset, discount rate originated from credit grade, volatility of interest rate, volatility of real estate value, terminal growth rate, PBR, PSR etc.	Risk-free market rate, market risk premium, corporate Beta, stock prices, volatility of underlying asset, discount rate originated from credit grade, volatility of interest rate, volatility of real estate value, terminal growth rate, PBR, PSR etc.
Capital contributions
Fair value of financial instruments measured at fair value [Line Items]
Financial assets at fair value through profit or loss ("FVTPL")		₩ 2,857,698	₩ 2,459,646
Capital contributions | Level 1
Fair value of financial instruments measured at fair value [Line Items]
Financial assets at fair value through profit or loss ("FVTPL")	[1]	₩ 0	₩ 0
Financial liabilities at fair value through profit or loss [abstract]
Description of reasons for transfers out of Level 2 into Level 1 of fair value hierarchy, assets		There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.	There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.
Capital contributions | Level 2
Fair value of financial instruments measured at fair value [Line Items]
Financial assets at fair value through profit or loss ("FVTPL")	[1]	₩ 4,185	₩ 0
Financial liabilities at fair value through profit or loss [abstract]
Description of reasons for transfers out of Level 2 into Level 1 of fair value hierarchy, assets		There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.	There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.
Capital contributions | Level 3
Fair value of financial instruments measured at fair value [Line Items]
Financial assets at fair value through profit or loss ("FVTPL")		₩ 2,853,513	₩ 2,459,646
Financial liabilities at fair value through profit or loss [abstract]
Fair value measurement methods		Among DCF (Discounted Cash Flow) Model, FCFE (Free Cash Flow to Equity) Model, Comparable Company Analysis, Dividend Discount Model, Risk-adjusted Rate of Return Method, Net Asset Value Method, LSMC, Binomial Tree Model, Hull-White and Precedent Transactions model, one or more methods are used given the characteristic of the subject of fair value measurement.	Among DCF (Discounted Cash Flow) Model, FCFE (Free Cash Flow to Equity) Model, Comparable Company Analysis, Dividend Discount Model, Risk-adjusted Rate of Return Method, Net Asset Value Method, LSMC, Binomial Tree Model, Hull-White and Precedent Transactions model, one or more methods are used given the characteristic of the subject of fair value measurement.
Input variables		Risk-free market rate, market risk premium, corporate Beta, stock prices, volatility of underlying asset, discount rate originated from credit grade, volatility of interest rate, volatility of real estate value, terminal growth rate, PBR, PSR etc.	Risk-free market rate, market risk premium, corporate Beta, stock prices, volatility of underlying asset, discount rate originated from credit grade, volatility of interest rate, volatility of real estate value, terminal growth rate, PBR, PSR etc.
Beneficiary certificates
Fair value of financial instruments measured at fair value [Line Items]
Financial assets at fair value through profit or loss ("FVTPL")		₩ 4,563,102	₩ 5,509,915
Beneficiary certificates | Level 1
Fair value of financial instruments measured at fair value [Line Items]
Financial assets at fair value through profit or loss ("FVTPL")	[1]	₩ 156,898	₩ 169,012
Financial liabilities at fair value through profit or loss [abstract]
Description of reasons for transfers out of Level 2 into Level 1 of fair value hierarchy, assets		There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.	There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.
Beneficiary certificates | Level 2
Fair value of financial instruments measured at fair value [Line Items]
Financial assets at fair value through profit or loss ("FVTPL")	[1]	₩ 2,301,044	₩ 3,634,938
Financial liabilities at fair value through profit or loss [abstract]
Description of reasons for transfers out of Level 2 into Level 1 of fair value hierarchy, assets		There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.	There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.
Fair value measurement methods		Fair value is measured by using the net asset value method, FCFE(Free Cash Flow to Equity Mode), Comparable Company Analysis, Dividend Discount Model, Risk-adjusted Rate of Return Method, LSMC(Least-Squares Monte Carlo), and Hull-White model.	Fair value is measured by using the net asset value method, FCFE(Free Cash Flow to Equity Mode), Comparable Company Analysis, Dividend Discount Model, Risk-adjusted Rate of Return Method, LSMC(Least-Squares Monte Carlo), and Hull-White model.
Input variables		Values of underlying assets such as bond, risk-free market rate, market risk premium, corporate Beta, discount rate originated from credit grade, volatility of stocks , volatility of interest rate	Values of underlying assets such as bond, risk-free market rate, market risk premium, corporate Beta, discount rate originated from credit grade, volatility of stocks , volatility of interest rate
Beneficiary certificates | Level 3
Fair value of financial instruments measured at fair value [Line Items]
Financial assets at fair value through profit or loss ("FVTPL")		₩ 2,105,160	₩ 1,705,965
Financial liabilities at fair value through profit or loss [abstract]
Fair value measurement methods		Among DCF (Discounted Cash Flow) Model, FCFE (Free Cash Flow to Equity) Model, Comparable Company Analysis, Dividend Discount Model, Risk-adjusted Rate of Return Method, Net Asset Value Method, LSMC, Binomial Tree Model, Hull-White and Precedent Transactions model, one or more methods are used given the characteristic of the subject of fair value measurement.	Among DCF (Discounted Cash Flow) Model, FCFE (Free Cash Flow to Equity) Model, Comparable Company Analysis, Dividend Discount Model, Risk-adjusted Rate of Return Method, Net Asset Value Method, LSMC, Binomial Tree Model, Hull-White and Precedent Transactions model, one or more methods are used given the characteristic of the subject of fair value measurement.
Input variables		Risk-free market rate, market risk premium, corporate Beta, stock prices, volatility of underlying asset, discount rate originated from credit grade, volatility of interest rate, volatility of real estate value, terminal growth rate, PBR, PSR etc.	Risk-free market rate, market risk premium, corporate Beta, stock prices, volatility of underlying asset, discount rate originated from credit grade, volatility of interest rate, volatility of real estate value, terminal growth rate, PBR, PSR etc.
Loans
Fair value of financial instruments measured at fair value [Line Items]
Financial assets at fair value through profit or loss ("FVTPL")		₩ 104,177	₩ 782,716
Loans | Level 1
Fair value of financial instruments measured at fair value [Line Items]
Financial assets at fair value through profit or loss ("FVTPL")	[1]	₩ 0	₩ 0
Financial liabilities at fair value through profit or loss [abstract]
Description of reasons for transfers out of Level 2 into Level 1 of fair value hierarchy, assets		There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.	There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.
Loans | Level 2
Fair value of financial instruments measured at fair value [Line Items]
Financial assets at fair value through profit or loss ("FVTPL")	[1]	₩ 69,401	₩ 726,714
Financial liabilities at fair value through profit or loss [abstract]
Description of reasons for transfers out of Level 2 into Level 1 of fair value hierarchy, assets		There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.	There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.
Fair value measurement methods		The future cash flows of debt instruments are measured at a discount by applying the market interest rate applied to entities with similar creditworthiness to the debtor.	The future cash flows of debt instruments are measured at a discount by applying the market interest rate applied to entities with similar creditworthiness to the debtor.
Input variables		Risk-free market rate and credit spread	Risk-free market rate and credit spread
Loans | Level 3
Fair value of financial instruments measured at fair value [Line Items]
Financial assets at fair value through profit or loss ("FVTPL")		₩ 34,776	₩ 56,002
Financial liabilities at fair value through profit or loss [abstract]
Fair value measurement methods		Fair value is measured by using the DCF model (Discounted Cash Flow Model) and risk-adjusted discount rate method (Tsiveriotis-Fernandes).	Fair value is measured by using the DCF model (Discounted Cash Flow Model) and risk-adjusted discount rate method (Tsiveriotis-Fernandes).
Input variables		Discount rate, volatility of stock, risk-free market rate, credit spread	Discount rate, volatility of stock, risk-free market rate, credit spread
Derivative assets
Fair value of financial instruments measured at fair value [Line Items]
Financial assets at fair value through profit or loss ("FVTPL")		₩ 10,094,532	₩ 5,798,329
Derivative assets | Level 1
Fair value of financial instruments measured at fair value [Line Items]
Financial assets at fair value through profit or loss ("FVTPL")	[1]	₩ 0	₩ 113
Financial liabilities at fair value through profit or loss [abstract]
Description of reasons for transfers out of Level 2 into Level 1 of fair value hierarchy, assets		There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.	There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.
Derivative assets | Level 2
Fair value of financial instruments measured at fair value [Line Items]
Financial assets at fair value through profit or loss ("FVTPL")	[1]	₩ 10,093,344	₩ 5,669,078
Financial liabilities at fair value through profit or loss [abstract]
Description of reasons for transfers out of Level 2 into Level 1 of fair value hierarchy, assets		There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.	There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.
Derivative assets | Level 3
Fair value of financial instruments measured at fair value [Line Items]
Financial assets at fair value through profit or loss ("FVTPL")		₩ 1,188	₩ 129,138
Other financial assets in foreign currency
Fair value of financial instruments measured at fair value [Line Items]
Financial assets at fair value through profit or loss ("FVTPL")		48,345	42,408
Other financial assets in foreign currency | Level 1
Fair value of financial instruments measured at fair value [Line Items]
Financial assets at fair value through profit or loss ("FVTPL")	[1]	₩ 0	₩ 0
Financial liabilities at fair value through profit or loss [abstract]
Description of reasons for transfers out of Level 2 into Level 1 of fair value hierarchy, assets		There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.	There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.
Other financial assets in foreign currency | Level 2
Fair value of financial instruments measured at fair value [Line Items]
Financial assets at fair value through profit or loss ("FVTPL")	[1]	₩ 0	₩ 0
Financial liabilities at fair value through profit or loss [abstract]
Description of reasons for transfers out of Level 2 into Level 1 of fair value hierarchy, assets		There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.	There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.
Other financial assets in foreign currency | Level 3
Fair value of financial instruments measured at fair value [Line Items]
Financial assets at fair value through profit or loss ("FVTPL")		₩ 48,345	₩ 42,408
Others
Fair value of financial instruments measured at fair value [Line Items]
Financial assets at fair value through profit or loss ("FVTPL")		238,266	183,274
Others | Level 1
Fair value of financial instruments measured at fair value [Line Items]
Financial assets at fair value through profit or loss ("FVTPL")	[1]	₩ 0	₩ 0
Financial liabilities at fair value through profit or loss [abstract]
Description of reasons for transfers out of Level 2 into Level 1 of fair value hierarchy, assets		There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.	There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.
Others | Level 2
Fair value of financial instruments measured at fair value [Line Items]
Financial assets at fair value through profit or loss ("FVTPL")	[1]	₩ 0	₩ 0
Financial liabilities at fair value through profit or loss [abstract]
Description of reasons for transfers out of Level 2 into Level 1 of fair value hierarchy, assets		There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.	There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.
Others | Level 3
Fair value of financial instruments measured at fair value [Line Items]
Financial assets at fair value through profit or loss ("FVTPL")		₩ 238,266	₩ 183,274
Financial liabilities at fair value through profit or loss [abstract]
Fair value measurement methods		The fair value of the underlying asset, after calculating the fair value using the DCF model, etc., considering the price and volatility of the calculated underlying asset, is calculated using the binomial tree, which is commonly used valuation techniques in the market.	The fair value of the underlying asset, after calculating the fair value using the DCF model, etc., considering the price and volatility of the calculated underlying asset, is calculated using the binomial tree, which is commonly used valuation techniques in the market.
Input variables		Stock price, volatility of underlying assets, etc.	Stock price, volatility of underlying assets, etc.
Financial assets at FVTPL | Level 1
Fair value of financial instruments measured at fair value [Line Items]
Financial assets at fair value through profit or loss ("FVTPL")	[1]	₩ 4,557,311	₩ 4,692,013
Financial liabilities at fair value through profit or loss [abstract]
Description of reasons for transfers out of Level 2 into Level 1 of fair value hierarchy, assets		There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.	There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.
Financial assets at FVTPL | Level 2
Fair value of financial instruments measured at fair value [Line Items]
Financial assets at fair value through profit or loss ("FVTPL")	[1]	₩ 14,957,857	₩ 11,918,801
Financial liabilities at fair value through profit or loss [abstract]
Description of reasons for transfers out of Level 2 into Level 1 of fair value hierarchy, assets		There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.	There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.
Financial assets at FVTPL | Level 3
Fair value of financial instruments measured at fair value [Line Items]
Financial assets at fair value through profit or loss ("FVTPL")		₩ 5,687,504	₩ 4,933,942
Debt securities
Fair value of financial instruments measured at fair value [Line Items]
Financial assets at FVTOCI		42,922,671	36,694,111
Debt securities | Level 1
Fair value of financial instruments measured at fair value [Line Items]
Financial assets at FVTOCI	[1]	₩ 14,117,592	₩ 12,392,117
Financial liabilities at fair value through profit or loss [abstract]
Description of reasons for transfers out of Level 2 into Level 1 of fair value hierarchy, assets		There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.	There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.
Debt securities | Level 2
Fair value of financial instruments measured at fair value [Line Items]
Financial assets at FVTOCI	[1]	₩ 28,805,079	₩ 24,301,994
Financial liabilities at fair value through profit or loss [abstract]
Description of reasons for transfers out of Level 2 into Level 1 of fair value hierarchy, assets		There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.	There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.
Debt securities | Level 3
Fair value of financial instruments measured at fair value [Line Items]
Financial assets at FVTOCI		₩ 0	₩ 0
Equity securities
Fair value of financial instruments measured at fair value [Line Items]
Financial assets at FVTOCI		875,074	1,197,384
Equity securities | Level 1
Fair value of financial instruments measured at fair value [Line Items]
Financial assets at FVTOCI	[1]	₩ 315,640	₩ 649,220
Financial liabilities at fair value through profit or loss [abstract]
Description of reasons for transfers out of Level 2 into Level 1 of fair value hierarchy, assets		There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.	There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.
Equity securities | Level 2
Fair value of financial instruments measured at fair value [Line Items]
Financial assets at FVTOCI	[1]	₩ 0	₩ 0
Financial liabilities at fair value through profit or loss [abstract]
Description of reasons for transfers out of Level 2 into Level 1 of fair value hierarchy, assets		There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.	There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.
Equity securities | Level 3
Fair value of financial instruments measured at fair value [Line Items]
Financial assets at FVTOCI		₩ 559,434	₩ 548,164
Financial assets at FVTOCI | Level 1
Fair value of financial instruments measured at fair value [Line Items]
Financial assets at FVTOCI	[1]	₩ 14,433,232	₩ 13,041,337
Financial liabilities at fair value through profit or loss [abstract]
Description of reasons for transfers out of Level 2 into Level 1 of fair value hierarchy, assets		There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.	There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.
Financial assets at FVTOCI | Level 2
Fair value of financial instruments measured at fair value [Line Items]
Financial assets at FVTOCI	[1]	₩ 28,805,079	₩ 24,301,994
Financial liabilities at fair value through profit or loss [abstract]
Description of reasons for transfers out of Level 2 into Level 1 of fair value hierarchy, assets		There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.	There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.
Financial assets at FVTOCI | Level 3
Fair value of financial instruments measured at fair value [Line Items]
Financial assets at FVTOCI		₩ 559,434	₩ 548,164
Derivative assets (Designated for hedging)
Fair value of financial instruments measured at fair value [Line Items]
Derivative assets (designated for hedging)		175,191	26,708
Derivative assets (Designated for hedging) | Level 1
Fair value of financial instruments measured at fair value [Line Items]
Derivative assets (designated for hedging)	[1]	₩ 0	₩ 0
Financial liabilities at fair value through profit or loss [abstract]
Description of reasons for transfers out of Level 2 into Level 1 of fair value hierarchy, assets		There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.	There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.
Derivative assets (Designated for hedging) | Level 2
Fair value of financial instruments measured at fair value [Line Items]
Derivative assets (designated for hedging)	[1]	₩ 175,191	₩ 26,708
Financial liabilities at fair value through profit or loss [abstract]
Description of reasons for transfers out of Level 2 into Level 1 of fair value hierarchy, assets		There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.	There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.
Derivative assets (Designated for hedging) | Level 3
Fair value of financial instruments measured at fair value [Line Items]
Derivative assets (designated for hedging)		₩ 0	₩ 0
Financial assets | Level 1
Fair value of financial instruments measured at fair value [Line Items]
Total	[1]	₩ 18,990,543	₩ 17,733,350
Financial liabilities at fair value through profit or loss [abstract]
Description of reasons for transfers out of Level 2 into Level 1 of fair value hierarchy, assets		There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.	There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.
Financial assets | Level 2
Fair value of financial instruments measured at fair value [Line Items]
Total	[1]	₩ 43,938,127	₩ 36,247,503
Financial liabilities at fair value through profit or loss [abstract]
Description of reasons for transfers out of Level 2 into Level 1 of fair value hierarchy, assets		There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.	There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.
Financial assets | Level 3
Fair value of financial instruments measured at fair value [Line Items]
Total		₩ 6,246,938	₩ 5,482,106
Deposits due to Customers
Financial liabilities at fair value through profit or loss [abstract]
Financial liabilities at fair value through profit or loss measured at fair value		74,205	39,524
Deposits due to Customers | Level 1
Financial liabilities at fair value through profit or loss [abstract]
Financial liabilities at fair value through profit or loss measured at fair value	[1]	₩ 74,205	₩ 39,524
Description of reasons for transfers out of Level 2 into Level 1 of fair value hierarchy, liabilities		There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.	There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.
Deposits due to Customers | Level 2
Financial liabilities at fair value through profit or loss [abstract]
Financial liabilities at fair value through profit or loss measured at fair value	[1]	₩ 0	₩ 0
Description of reasons for transfers out of Level 2 into Level 1 of fair value hierarchy, liabilities		There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.	There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.
Deposits due to Customers | Level 3
Financial liabilities at fair value through profit or loss [abstract]
Financial liabilities at fair value through profit or loss measured at fair value		₩ 0	₩ 0
Derivative liabilities
Financial liabilities at fair value through profit or loss [abstract]
Financial liabilities at fair value through profit or loss measured at fair value		9,092,098	5,943,024
Derivative liabilities | Level 1
Financial liabilities at fair value through profit or loss [abstract]
Financial liabilities at fair value through profit or loss measured at fair value	[1]	₩ 0	₩ 8,303
Description of reasons for transfers out of Level 2 into Level 1 of fair value hierarchy, liabilities		There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.	There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.
Derivative liabilities | Level 2
Financial liabilities at fair value through profit or loss [abstract]
Financial liabilities at fair value through profit or loss measured at fair value	[1]	₩ 9,090,696	₩ 5,932,727
Description of reasons for transfers out of Level 2 into Level 1 of fair value hierarchy, liabilities		There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.	There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.
Fair value measurement methods		Fair value is measured by models such as option model.	Fair value is measured by models such as option model.
Input variables		Discount rate, volatility, exchange rate, stock prices, fair value originated from forward price etc.	Discount rate, volatility, exchange rate, stock prices, fair value originated from forward price etc.
Derivative liabilities | Level 3
Financial liabilities at fair value through profit or loss [abstract]
Financial liabilities at fair value through profit or loss measured at fair value		₩ 1,402	₩ 1,994
Fair value measurement methods		Fair value is measured by models such as option model.	Fair value is measured by models such as option model.
Input variables		Correlation coefficient, stock price, volatility etc.	Correlation coefficient, stock price, volatility etc.
Securities sold
Financial liabilities at fair value through profit or loss [abstract]
Financial liabilities at fair value through profit or loss measured at fair value		₩ 182,478	₩ 155,765
Securities sold | Level 1
Financial liabilities at fair value through profit or loss [abstract]
Financial liabilities at fair value through profit or loss measured at fair value	[1]	₩ 182,478	₩ 155,765
Description of reasons for transfers out of Level 2 into Level 1 of fair value hierarchy, liabilities		There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.	There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.
Securities sold | Level 2
Financial liabilities at fair value through profit or loss [abstract]
Financial liabilities at fair value through profit or loss measured at fair value	[1]	₩ 0	₩ 0
Description of reasons for transfers out of Level 2 into Level 1 of fair value hierarchy, liabilities		There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.	There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.
Securities sold | Level 3
Financial liabilities at fair value through profit or loss [abstract]
Financial liabilities at fair value through profit or loss measured at fair value		₩ 0	₩ 0
Deposits due to customers
Financial liabilities at fair value through profit or loss [abstract]
Deposits due to customers		547,816
Deposits due to customers | Level 1
Financial liabilities at fair value through profit or loss [abstract]
Deposits due to customers	[1]	0
Deposits due to customers | Level 2
Financial liabilities at fair value through profit or loss [abstract]
Deposits due to customers	[1]	₩ 547,816
Fair value measurement methods		Fair value is measured by Hull-White model.
Input variables		Swaption Volume etc.
Deposits due to customers | Level 3
Financial liabilities at fair value through profit or loss [abstract]
Deposits due to customers		₩ 0
Derivative liabilities (Designated for trading)
Financial liabilities at fair value through profit or loss [abstract]
Derivative liabilities (designated for hedging)		102,815	153,007
Derivative liabilities (Designated for trading) | Level 1
Financial liabilities at fair value through profit or loss [abstract]
Derivative liabilities (designated for hedging)	[1]	₩ 0	₩ 0
Description of reasons for transfers out of Level 2 into Level 1 of fair value hierarchy, liabilities		There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.	There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.
Derivative liabilities (Designated for trading) | Level 2
Financial liabilities at fair value through profit or loss [abstract]
Derivative liabilities (designated for hedging)	[1]	₩ 102,815	₩ 153,007
Description of reasons for transfers out of Level 2 into Level 1 of fair value hierarchy, liabilities		There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.	There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.
Derivative liabilities (Designated for trading) | Level 3
Financial liabilities at fair value through profit or loss [abstract]
Derivative liabilities (designated for hedging)		₩ 0	₩ 0
Financial liabilities at FVTPL | Level 1
Financial liabilities at fair value through profit or loss [abstract]
Financial liabilities at fair value through profit or loss measured at fair value	[1]	₩ 256,683	₩ 203,592
Description of reasons for transfers out of Level 2 into Level 1 of fair value hierarchy, liabilities		There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.	There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.
Financial liabilities at FVTPL | Level 2
Financial liabilities at fair value through profit or loss [abstract]
Financial liabilities at fair value through profit or loss measured at fair value	[1]	₩ 9,090,696	₩ 5,932,727
Description of reasons for transfers out of Level 2 into Level 1 of fair value hierarchy, liabilities		There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.	There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.
Financial liabilities at FVTPL | Level 3
Financial liabilities at fair value through profit or loss [abstract]
Financial liabilities at fair value through profit or loss measured at fair value		₩ 1,402	₩ 1,994
Financial liabilities at FVTPL designated as upon initial recognition | Level 1
Financial liabilities at fair value through profit or loss [abstract]
Description of reasons for transfers out of Level 2 into Level 1 of fair value hierarchy, liabilities		There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.	There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.
Financial liabilities at FVTPL designated as upon initial recognition | Level 2
Financial liabilities at fair value through profit or loss [abstract]
Description of reasons for transfers out of Level 2 into Level 1 of fair value hierarchy, liabilities		There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.	There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.
Equity-linked securities | Level 1
Financial liabilities at fair value through profit or loss [abstract]
Description of reasons for transfers out of Level 2 into Level 1 of fair value hierarchy, liabilities		There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.	There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.
Equity-linked securities | Level 2
Financial liabilities at fair value through profit or loss [abstract]
Description of reasons for transfers out of Level 2 into Level 1 of fair value hierarchy, liabilities		There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.	There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.
Financial liabilities | Level 1
Financial liabilities at fair value through profit or loss [abstract]
Total	[1]	₩ 256,683	₩ 203,592
Description of reasons for transfers out of Level 2 into Level 1 of fair value hierarchy, liabilities		There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.	There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.
Financial liabilities | Level 2
Financial liabilities at fair value through profit or loss [abstract]
Total	[1]	₩ 9,741,327	₩ 6,085,734
Description of reasons for transfers out of Level 2 into Level 1 of fair value hierarchy, liabilities		There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.	There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.
Financial liabilities | Level 3
Financial liabilities at fair value through profit or loss [abstract]
Total		₩ 1,402	₩ 1,994

[1]	There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.